Commitments, contingencies and legal proceedings	12 Months Ended
Dec. 31, 2025
Commitments, contingencies and legal proceedings
Commitments, contingencies and legal proceedings	6.1. Commitments, contingencies and
legal proceedings
Contractual obligations

EURm	Within 1 year	1-5 years	More than 5 years
2025
Purchase obligations	4 264	617	15
Lease commitments(1)	—	101	731
2024
Purchase obligations	2 538	697	3
Lease commitments(1)	9	86	573
(1)Relates to lease contracts that had not yet commenced as at the reporting date.
At 31 December 2025, Nokia has potential undiscounted future lease payments of EUR 906 million (EUR 812 million in 2024)
relating to extension options not expected to be exercised and
EUR 97 million (EUR 58 million in 2024) relating to termination options expected to be exercised that are not included in the lease liability.
Guarantees and financing commitments
The contingent liabilities in the table below represent the
maximum principal amount of guarantees and financing
commitments, and do not reflect management’s expected
outcomes.

EURm	2025	2024
Guarantees on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	943	964
Non-commercial guarantees	431	498
Corporate guarantees(2)
Commercial guarantees(1)	275	263
Non-commercial guarantees	37	33
Financing commitments
Customer finance commitments(3)	7	11
Investment commitments(4)	221	306
(1)Commercial guarantees are guarantees that are issued in the normal course of business to Nokia’s customers for the performance of Nokia’s obligations under supply agreements; these include tender bonds, performance bonds and warranty bonds.
(2)Corporate guarantees are guarantees with a primary obligation that are issued to
Nokia’s customers and other third parties.
(3)Customer finance commitments are available under customer loan facilities.
Availability of the facility depends on the borrower’s continuing compliance with the agreed financial and operational covenants, and other administrative terms of the facility. The loan facilities are primarily available to fund purchases of network infrastructure equipment and services. Refer to Note 4.5. Trade receivables and other customer-related balances.
(4)As a limited partner in NGP Capital and certain other funds making technology-
related investments, Nokia is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.
Legal matters
Accounting policies
Nokia discloses ongoing legal matters that relate to possible obligations whose existence will be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of Nokia. These matters are assessed continually to determine whether an outflow of resources embodying economic benefits has become probable so as to recognize a provision.
Nokia is and will likely continue to be subject to various legal proceedings that arise from time to time, including proceedings related to intellectual property, antitrust, commercial disputes, product liability, environmental issues, tax, health and safety, employment and wrongful discharge, sales and marketing practices, international trade, securities, privacy matters and compliance. While management does not expect any of the legal proceedings it is currently aware of to have a material adverse effect on Nokia’s financial position, litigation is inherently unpredictable, and
Nokia may in the future receive judgments or enter into settlements that could have a material adverse effect on its results or cash flows.
Litigation and proceedings
Mass labor litigation in Brazil
Nokia is defending against a number of labor claims in various Brazilian labor courts. Plaintiffs are former employees whose contracts were terminated after Nokia exited from certain managed services contracts. The claims mainly relate to payments made under, or in connection with, the terminated labor contracts. Nokia has closed the majority of the court cases through settlement or judgment.
Asbestos litigation in the United States
Nokia is defending approximately 250 asbestos-related matters, at various stages of litigation. The claims are based on premises liability, products liability, and contractor liability. The claims also involve plaintiffs allegedly diagnosed with various diseases, including but not limited to asbestosis, lung cancer, and mesothelioma.
Intellectual property rights litigation
Litigations concluded during the year
In 2023, Nokia commenced patent infringement proceedings against Amazon in several countries in relation to patents covering video-related technologies implemented in Amazon’s services and devices. In March 2025, Nokia announced it had signed a patent agreement with Amazon. The agreement resolves all pending patent litigation between the parties.